Private Placement Notes - Summary of Scheduled Annual Maturities of Principal Portion of Long-Term Debt Outstanding (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
2024	$ 130,000
Total debt	130,000
Less: Unamortized debt issuance costs	(11,327)
Net Debt	$ 118,673
Other Noncurrent Liabilities
Debt Instrument [Line Items]
2024		$ 130,000
Total debt		130,000
Less: Unamortized debt issuance costs		(12,835)
Net Debt		$ 117,165